Document and Entity Information	Jan. 10, 2022
Cover [Abstract]
Entity Registrant Name	FRESH DEL MONTE PRODUCE INC
Entity Tax Identification Number	00-0000000
Amendment Flag	false
Entity Central Index Key	0001047340
Document Type	8-K
Document Period End Date	Jan. 10, 2022
Entity Incorporation State Country Code	E9
Entity File Number	333-07708
Entity Address, Address Line One	c/o H&C Corporate Services Limited
Entity Address, Address Line Two	P.O. Box 698, 4th Floor, Apollo House, 87 Mary Street
Entity Address, City or Town	George Town
Entity Address, Postal Zip Code	KY1-1107
Entity Address, Country	KY
City Area Code	(305)
Local Phone Number	520-8400
Written Communications	false
Soliciting Material	false
Pre Commencement Tender Offer	false
Pre Commencement Issuer Tender Offer	false
Security 12b Title	Ordinary Shares, $0.01 Par Value Per Share
Trading Symbol	FDP
Security Exchange Name	NYSE
Entity Emerging Growth Company	false